Income Tax: Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Details
Unrecognized Tax Benefits, Beginning Balance	$ 0	$ 1
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	0	(1)
Unrecognized Tax Benefits, Ending Balance	$ 0	$ 0